Post-Retirement and Other Long-Term Employees Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive income (loss) before tax effects
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 86	$ 72
Other comprehensive loss, prior service cost, beginning balance	11	4
Net amount generated/arising in current year, actuarial (gains)/losses	98	21
Amortization, actuarial (gains)/losses	(6)	(9)
Foreign currency translation, actuarial (gains)/losses before tax	(3)	2
Other comprehensive loss, actuarial (gains)/losses, ending balance	175	86
Net amount generated/arising in current year, prior service cost		12
Amortization, prior service cost	(1)	(5)
Other comprehensive loss, prior service cost, ending balance	10	11
Other comprehensive loss, Total, beginning balance	97	76
Net amount generated/arising in current year, Total	98	33
Amortization, Total	(7)	(14)
Foreign currency translation adjustment, Total	(3)	2
Other comprehensive loss, Total, ending balance	$ 185	$ 97